Summary of significant accounting policies - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disaggregation of revenue
Revenue from contracts with customers	$ 9,097	$ 8,596	[1]	$ 7,014	[1]
Metal Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	3,592	3,339		2,470
Metal Packaging Americas
Disaggregation of revenue
Revenue from contracts with customers	2,187	1,931		1,168
Glass Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	1,623	1,549		1,541
Glass Packaging North America
Disaggregation of revenue
Revenue from contracts with customers	1,695	$ 1,777		$ 1,835
Europe
Disaggregation of revenue
Revenue from contracts with customers	4,969
Europe | Metal Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	3,393
Europe | Metal Packaging Americas
Disaggregation of revenue
Revenue from contracts with customers	4
Europe | Glass Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	1,572
North America
Disaggregation of revenue
Revenue from contracts with customers	3,484
North America | Metal Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	11
North America | Metal Packaging Americas
Disaggregation of revenue
Revenue from contracts with customers	1,777
North America | Glass Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	9
North America | Glass Packaging North America
Disaggregation of revenue
Revenue from contracts with customers	1,687
Rest of the World
Disaggregation of revenue
Revenue from contracts with customers	644
Rest of the World | Metal Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	188
Rest of the World | Metal Packaging Americas
Disaggregation of revenue
Revenue from contracts with customers	406
Rest of the World | Glass Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	42
Rest of the World | Glass Packaging North America
Disaggregation of revenue
Revenue from contracts with customers	$ 8

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements.